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UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act File Number: 811-21078

Registrant Name: PIMCO New York Municipal Income Fund II

Address of Principal Executive Offices: 1345 Avenue of the Americas New York, New York 10105

Name and Address of Agent for Service: Lawrence G. Altadonna – 1345 Avenue of the Americas New York, New York 10105

Registrant’s telephone number, including area code: 212-739-3371

Date of Fiscal Year End: May 31, 2009

Date of Reporting Period: August 31, 2008

Form N-Q is to be used by management investment companies, other than a small business investment companies registered on Form N-5 (§§ 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b 1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1. Schedule of Investments.

PIMCO New York Municipal Income Fund II Schedule of Investments
August 31, 2008 (unaudited)

Principal
Amount		Credit Rating
(000)		(Moody's/S&P)		Value*
NEW YORK MUNICIPAL BONDS & NOTES—89.6%
	Buffalo Municipal Water Finance Auth., Water System Rev.,
	Ser. B, (Pre-refunded @ $100, 7/1/12) (FSA) (b),
$250	5.00%, 7/1/27	Aaa/AAA		$272,465
1,000	5.125%, 7/1/32	Aaa/AAA		1,094,390
2,400	Erie Cnty. Industrial Dev. Agcy., Orchard Park Rev., 6.00%, 11/15/36	NR/NR		2,103,456
10,000	Erie Cnty. Tobacco Asset Securitization Corp. Rev.,
	6.50%, 7/15/32, (Pre-refunded @ $101, 7/15/10) (b)	NR/AAA		10,861,300
	Liberty Dev. Corp. Rev.,
3,185	5.25%, 10/1/35 (g)	Aa3/AA-		3,244,254
1,700	5.50%, 10/1/37	Aa3/AA-		1,781,209
	Metropolitan Transportation Auth. Rev.,
1,850	5.00%, 11/15/30, Ser. A (FSA)	Aaa/AAA		1,874,309
10,000	5.25%, 11/15/31, Ser. E	A2/A		10,111,700
7,000	5.35%, 7/1/31, Ser. B	A1/AAA		7,120,330
3,570	Mortgage Agcy. Rev., 4.75%, 10/1/27, Ser. 128	Aa1/NR		3,372,829
2,400	Nassau Cnty. Industrial Dev. Agcy. Rev.,
	Amsterdam at Harborside, 6.70%, 1/1/43, Ser. A	NR/NR		2,358,576
4,000	New York City, GO, 5.00%, 3/1/33, Ser. I	Aa3/AA		3,994,360
	New York City Health & Hospital Corp. Rev., Ser. A,
1,100	5.375%, 2/15/26	A1/A+		1,101,166
2,000	5.45%, 2/15/26	A1/A+		2,011,140
975	New York City Industrial Dev. Agcy. Rev.,
	Eger Harbor, 4.95%, 11/20/32, (GNMA)	NR/AA+		904,585
1,415	Liberty Interactive Corp., 5.00%, 9/1/35	Ba2/BB+		1,176,148
1,205	Staten Island Univ. Hospital, 6.45%, 7/1/32	B2/NR		1,176,237
1,500	United Jewish Appeal Fed., 5.00%, 7/1/27	Aa1/NR		1,536,420
	Yankee Stadium,
5,000	5.00%, 3/1/31, (FGIC)	Baa3/BBB-		4,959,950
2,400	5.00%, 3/1/36, (MBIA)	A2/AA		2,340,456
	New York City Municipal Water Finance Auth.,
	Water & Sewer System Rev. (g),
7,500	4.50%, 6/15/33, Ser. C	Aa2/AA+		7,133,700
5,000	5.00%, 6/15/32, Ser. A	Aa2/AAA		5,031,850
15,000	5.125%, 6/15/34, Ser. A	Aa2/AAA		15,191,400
10,000	New York City Transitional Finance Auth. Rev., 5.00%, 11/1/27, Ser. B	Aa1/AAA		10,190,900
7,785	New York City Trust for Cultural Res. Rev., 5.00%, 2/1/34, (FGIC)	Aa3/AA	-	7,846,969
3,600	Port Auth. of New York & New Jersey Rev.,
	5.00%, 4/15/32, Ser. 125 (FSA)	Aaa/AAA		3,661,452
	State Dormitory Auth. Rev.,
80	5.25%, 9/1/28, (Pre-refunded @ $102, 9/1/09) (Radian)(b)	Aa3/AA		84,453
1,320	5.25%, 9/1/28, (Radian)	Aa3/AA		1,324,330
7,490	5.50%, 5/15/31, Ser. A (AMBAC)	Aa3/AA		8,036,620
2,600	Catholic Health of Long Island, 5.10%, 7/1/34	Baa1/BBB		2,338,466
2,000	Kaleida Health Hospital, 5.05%, 2/15/25, (FHA)	NR/AAA		1,975,740
5,300	Lenox Hill Hospital, 5.50%, 7/1/30	Ba1/NR		5,187,534
1,000	New York Univ. Hospital, 5.625%, 7/1/37, Ser. B	Ba2/BB		972,270
5,850	North General Hospital, 5.00%, 2/15/25	NR/AA-		5,898,496
5,000	Rochester General Hospital, 5.00%, 12/1/35, (Radian)	A3/BBB+		4,554,650
4,270	Teachers College, 5.00%, 7/1/32, (MBIA)	A1/NR		4,329,011
2,000	Yeshiva Univ., 5.125%, 7/1/34, (AMBAC)	Aa2/NR		2,046,840
2,000	State Environmental Facs. Corp.,
	State Clean Water & Drinking Rev., 5.125%, 6/15/31	Aaa/AAA		2,035,220

PIMCO New York Municipal Income Fund II Schedule of Investments
August 31, 2008 (unaudited)

Principal
Amount		Credit Rating
(000)		(Moody's/S&P)	Value*
	Tobacco Settlement Asset Backed, Inc., Rev., Ser. 1,
$25,000	5.00%, 6/1/34	NR/BBB	$21,543,750
25,000	5.75%, 7/15/32, (Pre-refunded @ $100, 7/15/12) (b)	Aaa/AAA	27,856,750
10,000	6.375%, 7/15/39, (Pre-refunded @ $101, 7/15/09) (b)	Aaa/AAA	10,508,200
	Triborough Bridge & Tunnel Auth. Rev., (FGIC-TCRS),
710	5.00%, 1/1/32	Aa2/AA-	715,353
3,990	5.00%, 1/1/32, (Pre-refunded @ $100, 1/1/12) (b)	Aa2/AAA	4,312,871
1,815	Ulster Cnty. Industrial Dev. Agcy. Rev., 6.00%, 9/15/37, Ser. A	NR/NR	1,683,794
2,000	Warren & Washington Cntys. Industrial Dev. Agcy. Rev.,
	Glens Falls Hospital, 5.00%, 12/1/35, Ser. A (FSA)	Aaa/AAA	2,013,580
750	Westchester Cnty. Industrial Dev. Agcy. Continuing Care Retirement Rev.,
	Kendal on Hudson, 6.50%, 1/1/34, (Pre-refunded @ $100, 1/1/13) (b)	NR/NR	863,250
	Total New York Municipal Bonds & Notes (cost—$218,364,054)		220,732,729

OTHER MUNICIPAL BONDS & NOTES—8.2%
	California—3.2%
	Alameda Unified School Dist., Alameda Cnty., GO, Ser. A (FSA),
3,500	zero coupon, 8/1/24	Aaa/AAA	1,578,150
3,000	zero coupon, 8/1/25	Aaa/AAA	1,273,980
3,130	Covina Valley Unified School Dist., GO,
	zero coupon, 6/1/25, Ser. B (FGIC)	Baa3/A+	1,276,445
5,000	Tobacco Securitization Agcy. Rev., Los Angeles Cnty.,
	zero coupon, 6/1/28	Baa3/NR	3,658,150
			7,786,725

	Colorado—0.0%
210	Dawson Ridge Dist. No. 1, GO, zero coupon, 10/1/22, Ser. A	Aaa/NR	108,906

	Puerto Rico—5.0%
4,600	Aqueduct & Sewer Auth. Rev., 6.00%, 7/1/38, Ser. A	Baa3/BBB-	4,800,744
5,675	Children's Trust Fund Tobacco Settlement Rev., 5.625%, 5/15/43	Baa3/BBB	5,050,126
	Electric Power Auth. Power Rev., Ser. NN,
	(Pre-refunded @ $100, 7/1/13) (b),
590	5.125%, 7/1/29	A3/AAA	654,015
160	5.125%, 7/1/29	A3/BBB+	176,979
	Sales Tax Financing Corp. Rev., Ser. A,
14,250	zero coupon, 8/1/54 (AMBAC)	Aa3/AA	948,623
12,900	zero coupon, 8/1/56	A1/A+	742,137
			12,372,624
	Total Other Municipal Bonds & Notes (cost—$21,814,982)		20,268,255

NEW YORK VARIABLE RATE NOTES (a)(c)(e)—0.6%
1,300	State Urban Dev. Corp. Rev., 17.047%, 3/15/35 (cost—$1,408,123)	NR/AAA	1,386,580

OTHER VARIABLE RATE NOTES (e)—1.2%
	California—0.4%
1,335	Golden State Tobacco Securitization Corp. Rev.,
	2.57%, 6/1/35, Ser. A (FGIC)(a)(c)(d)	A2/A	1,014,119
	Puerto Rico—0.8%
1,900	Public Finance Corp. Rev., 5.75%, 8/1/27, Ser. A	Ba1/BBB-	1,950,027
	Total Other Variable Rate Notes (cost—$3,310,561)		2,964,146

NEW YORK VARIABLE RATE DEMAND NOTES (e)(f)—0.4%
1,100	New York City, GO, 2.15%, 9/2/08, Ser. A-6 (FSA) (cost—$1,100,000)	VMIG1/A-1+	1,100,000

	Total Investments (cost—$245,997,720)—100.0%		$246,451,710

Notes to Schedule of Investments:

*	Portfolio securities and other financial instruments for which market quotations are readily available are stated at market value. Market value is generally determined on the basis of last reported sales prices, or if no sales are reported, based on quotes obtained from a quotation reporting system, established market makers, or pricing services.

Portfolio securities and other financial instruments for which market quotations are not readily available or if a development/event occurs that may significantly impact the value of a security are fair-valued, in good faith, pursuant to procedures established by the Board of Trustees or persons acting at their discretion pursuant to procedures established by the Board of Trustees. The Fund’s investments are valued daily using prices supplied by an independent pricing service or dealer quotations, or the last quoted mean price for those securities for which the over-the-counter market is the primary market or for listed securities in which there were no sales. Prices obtained by independent pricing services use information provided by market makers or estimates of market values obtained from yield data relating to investments or securities with similar characteristics. Exchange traded options and futures are valued at the settlement price determined by the relevant exchange. Short-term securities maturing in 60 days or less are valued at amortized cost, if their original term to maturity was 60 days or less, or by amortizing their value on the 61st day prior to maturity, if the original term to maturity exceeded 60 days. The prices used by the Fund to value securities may differ from the value that would be realized if the securities were sold. The Fund’s net asset value is normally determined daily as of the close of regular trading (normally, 4:00 p.m. Eastern time) on the New York Stock Exchange ("NYSE") on each day the NYSE is open for business.

(a)	Private Placement—Restricted as to resale and may not have a readily available market. Securities with an aggregate value of $2,400,699, representing 0.97% of total investments.

(b)

Pre-refunded bonds are collateralized by U.S. Government or other eligible securities which are held in escrow and used to pay principal and interest and retire the bonds at the earliest refunding date (payment date) and/or whose interest rates vary with changes in a designated base rate (such as the prime interest rate).

(c)

144A Security—Security exempt from registration, under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, typically only to qualified institutional buyers. Unless otherwise indicated, these securities are not considered to be illiquid.

(d)

Inverse Floater—The interest rate shown bears an inverse relationship to the interest rate on another security or the value of an index. The interest rate disclosed reflects the rate in effect on August 31, 2008.

(e)

Variable Rate Notes—Instruments whose interest rates change on specified date (such as a coupon date or interest payment date) and/or whose interest rates vary with changes in a designated base rate (such as the prime interest rate). The interest rate disclosed reflects the rate in effect on August 31, 2008.

(f)	Maturity date shown is date of next put.

(g)

Residual Interest Bonds held in trust—Securities represent underlying bonds transferred to a separate securitization trust established in a tender option bond transaction in which the Fund acquired the residual interest certificates. These securities serve as collateral in a financing transaction.

Glossary:
AMBAC—insured by American Municipal Bond Assurance Corp.
FGIC—insured by Financial Guaranty Insurance Co.
FHA—insured by Federal Housing Administration
FSA—insured by Financial Security Assurance, Inc.
GNMA—insured by Government National Mortgage Association
GO—General Obligation Bond
MBIA—insured by Municipal Bond Investors Assurance
NR—Not Rated
Radian—insured by Radian Guaranty, Inc.
TCRS—Temporary Custodian Receipts

Other Investments:

(1) Futures contracts outstanding at August 31, 2008:
			Market
			Value	Expiration	Unrealized
Type		Contracts	(000)	Date	Appreciation
Short: U.S. Treasury Bond Futures		(194)	$(22,759)	12/19/08	$119,735

The Fund pledged $1,462,800 in cash to brokers as collateral for futures contracts.

(2) Interest rate swap agreements outstanding at August 31, 2008:
			Rate Type
	Notional Amount	Termination	Payments Made	Payments Received	Unrealized
Swap Counterparty	(000)	Date	by Fund	by Fund	Depreciation
Morgan Stanley	$33,300	12/18/33	5.00%	3-Month USD-LIBOR	$(649,416)
Royal Bank of Scotland	12,800	12/18/33	5.00%	3-Month USD-LIBOR	(217,120)
					$(866,536)
LIBOR - London Inter-bank Offered Rate
The Fund received $1,500,000 par value in U.S. Treasury Bills as collateral for swap contracts.

Fair Value Measurements–Effective June 1, 2008, the Fund adopted Financial Accounting Standards Board Statement of Financial Accounting Standards No. 157, Fair Value Measurements (“FAS 157”). This standard clarifies the definition of fair value for financial reporting, establishes a framework for measuring fair value and requires additional disclosures about the use of the fair value measurements. The three levels of the fair value hierarchy under FAS 157 are described below.

  Level 1 – quoted prices in active markets for identical investments

  Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

  Level 3 – significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments)

The valuation techniques used by the Fund to measure fair value during the period ended August 31, 2008 maximized the use of observable inputs and minimized the use of unobservable inputs. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. At August 31, 2008, the Fund did not hold securities deemed as Level 3.

The following is a summary of the inputs used at August 31, 2008 in valuing the Fund’s investments carried at value:

	Investments in	Other Financial
Valuation Inputs	Securities	Instruments
Level 1 - Quoted Prices	$—	$119,735
Level 2 - Other Significant
Observable Inputs	246,451,710	(866,536)
Level 3 - Significant
Unobservable Inputs	—	—
Total	$246,451,710	$(746,801)

Item 2. Controls and Procedures

(a) The registrant's President & Chief Executive Officer and Treasurer, Principal Financial & Accounting Officer have concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Act (17 CFR 270.30a -3(c))), are effective based on their evaluation of these controls and procedures as of a date within 90 days of the filing of this document.

(b) There were no significant changes in the registrant's internal controls over financial reporting (as defined in Rule 30a-3(d) under the Act (17 CFR 270.30a -3(d))) that occurred during the registrant’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits

(a) Exhibit 99.302 Cert. – Certification pursuant to Section 302 of the Sarbanes-Oxley Act of 2002

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant: PIMCO New York Municipal Income Fund II

By /s/ Brian S. Shlissel
President & Chief Executive Officer

Date: October 16, 2008

By /s/ Lawrence G. Altadonna
Treasurer, Principal Financial & Accounting Officer

Date: October 16, 2008

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dated indicated.

By /s/ Brian S. Shlissel
President & Chief Executive Officer

Date: October 16, 2008

By /s/ Lawrence G. Altadonna
Treasurer, Principal Financial & Accounting Officer

Date: October 16, 2008